ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Details)			12 Months Ended
	Apr. 03, 2019 CNY (¥)	Apr. 03, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 03, 2019 USD ($)	Sep. 30, 2015 CNY (¥) building	Jan. 31, 2015 CNY (¥)
Major classes of assets and liabilities held for sale
Assets held for sale			¥ 342,570,000		¥ 342,570,000			$ 53,757,000
Liabilities held for sale			8,944,000		7,261,000			1,404,000
Property and equipment, gross			1,126,405,000		1,187,786,000			176,758,000
Disposal gain						¥ 18,285,000
Xin Run
Major classes of assets and liabilities held for sale
Disposal gain	¥ 18,285,000	$ 2,626,000
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Prepaid expenses and other current assets			15,478,000		15,478,000			2,429,000
Property and equipment			318,446,000		318,446,000			49,971,000
Land use right, net			8,646,000		8,646,000			1,357,000
Assets held for sale			342,570,000		342,570,000			53,757,000
Accrued expenses and other current liabilities			8,944,000		6,814,000			1,404,000
Amounts due to the Company					447,000
Liabilities held for sale			8,944,000		7,261,000			$ 1,404,000
Loss before income taxes			(1,188,000)	$ (186,000)	(2,960,000)		¥ (5,682,000)
Loss before income taxes attributable to the noncontrolling interest			¥ 12,000,000	$ 2,000	¥ 30,000,000		¥ 57,000
Xin Run | Assets/liabilities held-for-sale | Framework agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest											¥ 325,000,000
Major classes of assets and liabilities held for sale
Consideration for disposal											¥ 325,000,000
Xin Run | Assets/liabilities held-for-sale | BFSMC | Definitive Sale and Leaseback Agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest										¥ 960,000,000
Major classes of assets and liabilities held for sale
Number of IDC buildings | building										2
Consideration for disposal										¥ 960,000,000
Xin Run | Assets/liabilities held-for-sale | BFSMC | Supplementary agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest										672,000,000
Major classes of assets and liabilities held for sale
Consideration for disposal										¥ 672,000,000
Beijing Shuo Ge
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest	251,800,000								$ 36,169,000
Major classes of assets and liabilities held for sale
Consideration for disposal	251,800,000								36,169,000
Consideration to be returned	¥ 73,200,000								$ 10,515,000
Period for returning consideration	5 years	5 years